UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2000

Check  here  if  Amendment  [  ]; Amendment     Number:
                                                       -------
This Amendment (Check only one.):               [  ]is  a  restatement.
                                                [  ]adds  new  holdings
                                                    entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Hartline Investment Corp.
           -----------------------------------------------------
Address:   20 North Wacker Drive Suite 3820 Chicago, IL 60606
           -----------------------------------------------------

Form  13F  File  Number:  28-4984
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /S/  Tim Greive
        -------------------------
Title:  Portfolio Manager
        -------------------------
Phone:  312.726.4278
        -------------------------

Signature,  Place,  and  Date  of  Signing:

 /S/ Tim Greive                Chicago, IL                         08/11/2000
--------------------      ---------------------                    ----------
  [Signature)                 [City,  State]                         [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:                          0
                                              ---------------

Form  13F  Information  Table  Entry  Total:               90
                                              ---------------

Form  13F  Information  Table  Value  Total:  $       275,361
                                              ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AAR CORP                       COM              000361105      126   10535 SH       Sole              10535      0    0
ABBOTT LABORATORIES            COM              002824100      624   14005 SH       Sole              14005      0    0
ADC TELECOM                    COM              000886101     3700   44109 SH       Sole              44109      0    0
ALLIED PRODUCTS                COM              019411107       78   50000 SH       Sole              50000      0    0
AMERICAN INTERNATIONAL GROUP   COM              026874107     7440   63323 SH       Sole              61823      0    0
ANNUITY AND LIFE RE., LTD.     COM              g03910109     6818  278290 SH       Sole             272290      0    0
AUTODIE                        COM              052770104        0   15000 SH       Sole              15000      0    0
BANK ONE CORP                  COM              06423a103     1495   56275 SH       Sole              56275      0    0
BERKSHIRE HATHAWAY B           COM              084670207      232     132 SH       Sole                132      0    0
BERKSHIRE HATHAWAY INC         COM              084670108     8500     158 SH       Sole                158      0    0
BRIGHTPOINT                    COM              109473108     1259  145400 SH       Sole             136400      0    0
BRISTOL MYERS SQUIBB           COM              110122108      658   11300 SH       Sole              11300      0    0
BRITISH PETROLEUM              COM              055622104     1616   28574 SH       Sole              28574      0    0
CARDINAL HEALTH                COM              14149y108     1161   15685 SH       Sole              15685      0    0
CFM TECHNOLOGIES               COM              12525k106     1971  127173 SH       Sole             127173      0    0
CHARLES SCHWAB                 COM              808513105     8467  251818 SH       Sole             251818      0    0
CHARTER ONE FINANCIAL          COM              160903100     1604   69729 SH       Sole              69729      0    0
CHOICEPOINT                    COM              170388102     1075   24166 SH       Sole              24166      0    0
CINTAS CORP                    COM              172908105     2727   74338 SH       Sole              74338      0    0
CISCO SYSTEMS INC              COM              17275r102    13131  206584 SH       Sole             206584      0    0
CITIGROUP                      COM              172967101      752   12482 SH       Sole              10782      0    0
CITRIX SYSTEMS                 COM              177376100     2032  107274 SH       Sole             107274      0    0
COASTAL CRBN OIL & MINL        COM              190432203       65   62601 SH       Sole              62601      0    0
COCA COLA CO                   COM              191216100      568    9891 SH       Sole               9891      0    0
COMDISCO INC                   COM              200336105      633   28350 SH       Sole              28350      0    0
COMPAQ COMPUTER                COM              204493100      757   29625 SH       Sole              29625      0    0
CONCORD E F S INC              COM              206197105     8323  320116 SH       Sole             314116      0    0
DISNEY COMPANY HOLDINGS (WALT) COM              254687106      367    9450 SH       Sole               9450      0    0
DONALDSON LUFKIN AND JENRETTE  COM              257661108     1051   24775 SH       Sole              24775      0    0
E M C CORPORATION              COM              268648102    16289  211720 SH       Sole             210120      0    0
ELAN PLC ADR                   COM              284131208    12761  263446 SH       Sole             259446      0    0
EQUIFAX INC                    COM              294429105      244    9300 SH       Sole               9300      0    0
ESOFT                          COM              296904105      246   35135 SH       Sole              35135      0    0
EXXONMOBIL                     COM              30231G102      316    4028 SH       Sole               4028      0    0
FASTENAL CORP                  COM              311900104      308    6090 SH       Sole               6090      0    0
FDX CORPORATION                COM              31304n107     5719  150509 SH       Sole             150509      0    0
G T E CORP                     COM              362320103     5550   89150 SH       Sole              86150      0    0
GABELLI MANAGEMENT             COM              36239y102     1198   47940 SH       Sole              47940      0    0
GENERAL ELEC CO                COM              369604103     5048   95245 SH       Sole              95245      0    0
GILLETTE CO                    COM              375766102     4641  132847 SH       Sole             132847      0    0
GREENPOINT FINANCIAL CORP      COM              395384100     1035   55200 SH       Sole              55200      0    0
HALLIBURTON CO                 COM              406216101     3038   64389 SH       Sole              64389      0    0
HEWLETT PACKARD CO             COM              428236103      674    5400 SH       Sole               5400      0    0
HONEYWELL INTERNATIONAL        COM              438516106      282    8365 SH       Sole               5865      0    0
ILLINOIS TOOL WORKS INC        COM              452308109     5938  104177 SH       Sole             102277      0    0
INT'L BUSINESS MACHINES        COM              459200101      208    1900 SH       Sole               1900      0    0
INTEL CORP                     COM              458140100     6437   48148 SH       Sole              47398      0    0
INTERNET CAPITAL GROUP         COM              56059C106      344    9300 SH       Sole               7300      0    0
JOHN HANCOCK BANK & THRIFT FUN COM              409735107     1573  235200 SH       Sole             235200      0    0
LIGHTBRIDGE                    COM              532226107      297   12441 SH       Sole              12441      0    0
LUCENT TECHNOLOGIES            COM              549463107     1696   28623 SH       Sole              28623      0    0
MAF BANCORP                    COM              55261R108     1328   73012 SH       Sole              73012      0    0
MCDONALD'S CORP                COM              580135101     1519   46130 SH       Sole              46130      0    0
MEDTRONIC INC                  COM              585055106    12159  244104 SH       Sole             241104      0    0
MERCK & CO INC                 COM              589331107     1613   21045 SH       Sole              19045      0    0
MICROSOFT CORP.                COM              594918104     5415   67689 SH       Sole              66889      0    0
MOLEX INC                      COM              608554101     1986   41269 SH       Sole              41269      0    0
MOLEX INC. CL A                COM              608554200      675   19299 SH       Sole              19299      0    0
MOTOROLA INC                   COM              620076109      301   10350 SH       Sole              10350      0    0
NEWCARE HEALTH CORP.           COM              651053100        1   18000 SH       Sole              18000      0    0
NORTHERN TRUST CORP            COM              665859104     3341   51344 SH       Sole              51344      0    0
OFFICE DEPOT INC               COM              676220106       91   14500 SH       Sole              14500      0    0
OMNICOM GROUP INC.             COM              681919106      219    2458 SH       Sole               2458      0    0
OPTIO SOFTWARE                 COM              68389J106      239   39900 SH       Sole              33900      0    0
ORACLE CORP                    COM              68389X105    16326  194218 SH       Sole             192718      0    0
PAYCHEX INC                    COM              704326107     8367  199224 SH       Sole             195324      0    0
PENNEY J C INC                 COM              708160106      221   12000 SH       Sole              12000      0    0
PEPSICO INC                    COM              713448108      488   10975 SH       Sole              10975      0    0
PFIZER                         COM              717081103     6529  136029 SH       Sole             133529      0    0
PHILIP MORRIS                  COM              718154107      222    8375 SH       Sole               8375      0    0
PROCTER & GAMBLE CO            COM              742718109      700   12235 SH       Sole              12235      0    0
PROGRESSIVE                    COM              743315103      222    2995 SH       Sole               2995      0    0
PROVIDIAN CORP                 COM              744061102      350    3887 SH       Sole               3887      0    0
PSS WORLD MEDICAL              COM              71940l107      320   47700 SH       Sole              47700      0    0
RF MICRO DEVICES               COM              749941100     1047   11950 SH       Sole              11950      0    0
RICHARDSON ELECTRONICS         COM              763165107      588   36600 SH       Sole              36600      0    0
ROBERT HALF INT'L              COM              770323103     4123  144660 SH       Sole             144660      0    0
ROYAL CARIBBEAN CRUISES        COM              v7780t103     4234  228858 SH       Sole             227258      0    0
ROYAL DUTCH PETROLEUM          COM              780257804      901   14628 SH       Sole              14628      0    0
SBC COMMUNICATIONS             COM              78387G103     1214   28079 SH       Sole              28079      0    0
SCHERING-PLOUGH                COM              806605101     2342   46380 SH       Sole              42880      0    0
SERVICEMASTER                  COM              817615107     1960  172283 SH       Sole             172283      0    0
SIEBEL SYSTEMS                 COM              826170102      458    2800 SH       Sole               2800      0    0
SOLECTRON CORP                 COM              834182107    20860  498153 SH       Sole             494153      0    0
TELLABS                        COM              879664100     8322  121594 SH       Sole             118094      0    0
VITESSE SEMICONDUCTOR          COM              928497106      278    3785 SH       Sole               2285      0    0
WALGREEN CO                    COM              931422109     8509  264365 SH       Sole             258865      0    0
WORLDCOM                       COM              55268b106     5782  126044 SH       Sole             121544      0    0
XEROX CORP                     COM              984121103      288   13869 SH       Sole              13869      0    0
ZALE CORP.                     COM              988858106      746   20441 SH       Sole              20441      0    0